Equity Incentive Plans and Stock-Based Compensation (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	191,172		437,743	147,019
Aggregate intrinsic value of options outstanding	$ 0		$ 0	$ 2,300,000
Aggregate intrinsic value of options exercised			200,000	4,600,000
Grant date fair value of options vested			100,000	700,000
Unrecognized compensation cost			$ 11,000,000.0	$ 35,800,000
Granted
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	148,897		18,958	14,042
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			$ 0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 13,900,000	$ 24,600,000	$ 10,000.00	$ 1,300,000
Unrecognized compensation cost, period for recognition	3 years 1 month 6 days	2 years 8 months 12 days	2 years 3 months 18 days	3 years
2024 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period			10 years
Exercise price of stock options as percentage of fair value			110.00%
Award vesting period			4 years
2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance			46,456		24,612				81,460
2021 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance			18,958		4,917	3,573	3,491	6,978
Two Thousand Twenty One Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	0